COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is subject to period legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal, except for the legal proceeding disclosed below, or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.

Legal proceedings

As disclosed in Note 2, in 2019, the Company partnered with PICC under the direct lending program. In November 2019, PICC stopped paying service fees as agreed in the Cooperation Agreement. PICC further disputed with the Group regarding payments of the service fees under the Cooperation Agreement.

The Group has suspended its cooperation with PICC on new loans under its direct lending program since December 2019 and has entered into agreements with other financing guarantee companies in providing guarantee services to the institutional funding partners.

In May 2020, the Group commenced a legal proceeding against PICC by submitting a complaint with a local court in Beijing for contract non-performance under the Cooperation Agreement. The Group, together with its legal counsel of the case has determined that PICC has breached its contractual obligation under the Cooperation Agreement for not paying service fees that were due to the Group under the direct lending program. The Group is seeking payments of approximately RMB2.3 billion from PICC to cover the outstanding service fees and related late payment losses. After the Group’s legal action was filed against PICC, PICC filed a civil lawsuit against the Group at a local court in Guangzhou claiming that the second amendment under the Cooperation Agreement is invalid, and therefore PICC is not obligated to pay any outstanding service fees and that a portion of the service fees paid to the Group under the Cooperation Agreement plus accrued interest should be refunded to PICC. After several rounds of jurisdictional objections, the case was finally heard by the local court in Beijing in December 2020. Pretrial conference were hold by Beijing local court for part of the evidence exchange and cross-examination on May 14 and August 27,2021.As of the date of this report, the Group is still waiting for court hearing by the local court in Beijing.

The Group is vigorously asserting its rights against PICC and will defend itself against any claims brought against the Group by PICC in the legal proceeding. The Group obtained a legal opinion from a law firm in Beijing who believes that the Group’s claim should have judicial support. As of the date of this report, the legal matter remains at the preliminary stage, and it is not possible at this stage to ascertain the outcome of the lawsuit.

As of the date of this report, the Group is involved in 175 civil cases, disputes involving private lending, guarantee, performance infringement, and labor arbitration; the amounts in disputes are approximately RMB209.71 million, RMB6.48 million, RMB5.31 million, and RMB1.1 million, respectively.The cases are at preliminary stage, and it is not possible at this stage to ascertain the outcome of any of the lawsuits.

Beginning in September 2020, the Group and certain of our current and former officers, directors and others were named as defendants in various putative securities class actions captioned In re 9F Inc. Securities Litigation, Index No. 654654/2020 (Supreme Court of the State of New York County of New York, Amended Complaint filed Dec. 7, 2020) (the “State Court Action”) and Holland v. 9F Inc. et al., No. 2:21-cv-00948 (United States District Court for the District of New Jersey, filed Jan. 20, 2021) (the “Federal Court Action”). Both actions allege that defendants made misstatements and omissions in connection with the Company's initial public offering in August 2019 in violation of the federal securities laws. On April 21, 2021, the parties completed briefing on Defendants’ Motion to Dismiss the State Court Action, and a decision is currently pending. Both cases remain in their preliminary stages.

21.	COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is subject to period legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal, except for the legal proceeding disclosed below, or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.

Legal proceedings

As disclosed in Note 2, in 2019, the Company partnered with PICC under the direct lending program. In November 2019, PICC stopped paying service fees as agreed in the Cooperation Agreement. PICC further disputed with the Group regarding payments of the service fees under the Cooperation Agreement.

The Group has suspended its cooperation with PICC on new loans under its direct lending program since December 2019 and has entered into agreements with other financing guarantee companies in providing guarantee services to the institutional funding partners.

In May 2020, the Group commenced a legal proceeding against PICC by submitting a complaint with a local court in Beijing for contract non-performance under the Cooperation Agreement. The Group, together with its legal counsel of the case has determined that PICC has breached its contractual obligation under the Cooperation Agreement for not paying service fees that were due to the Group under the direct lending program. The Group is seeking payments of approximately RMB2.3 billion from PICC to cover the outstanding service fees and related late payment losses. After the Group’s legal action was filed against PICC, PICC filed a civil lawsuit against the Group at a local court in Guangzhou claiming that the second amendment under the Cooperation Agreement is invalid, and therefore PICC is not obligated to pay any outstanding service fees and that a portion of the service fees paid to the Group under the Cooperation Agreement plus accrued interest should be refunded to PICC. After several rounds of jurisdictional objections, the case was finally heard by the local court in Beijing in December 2020. As of the date of this report, the Group is still waiting for court hearing by the local court in Beijing.

The Group is vigorously asserting its rights against PICC and will defend itself against any claims brought against the Group by PICC in the legal proceeding. The Group obtained a legal opinion from a law firm in Beijing who believes that the Group’s claim should have judicial support. As of the date of this report, the legal matter remains at the preliminary stage, and it is not possible at this stage to ascertain the outcome of the lawsuit.

As of the date of this report, the Group is involved in 63 civil cases, disputes involving private lending guarantee, performance infringement, and labor arbitration; the amounts in disputes are approximately RMB48.8 million, RMB5.4 million, RMB1.4 million, and RMB1.1 million, respectively.The cases are at preliminary stage, and it is not possible at this stage to ascertain the outcome of any of the lawsuits.

Beginning in September 2020, the Group and certain of our current and former officers, directors and others were named as defendants in various putative securities class actions captioned In re 9F Inc. Securities Litigation, Index No. 654654/2020 (Supreme Court of the State of New York County of New York, Amended Complaint filed Dec. 7, 2020) (the “State Court Action”) and Holland v. 9F Inc. et al., No. 2:21-cv-00948 (United States District Court for the District of New Jersey, filed Jan. 20, 2021) (the “Federal Court Action”). Both actions allege that defendants made misstatements and omissions in connection with the Company's initial public offering in August 2019 in violation of the federal securities laws. On April 21, 2021, the parties completed briefing on Defendants’ Motion to Dismiss the State Court Action, and a decision is currently pending. Both cases remain in their preliminary stages.